Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Schedule of reconciliation of net income per common stock

	Three Months Ended		Three Months Ended
	March 31, 2023		March 31, 2022

	Class A - temp	Class B	Class A - temp	Class B
Allocation of net income	$538,349	$179,352	$9,969,105	$2,492,276
Weighted average shares outstanding	31,892,437	10,625,000	42,500,000	10,625,000
Basic and diluted net income per share	$0.02	$0.02	$0.23	$0.23

	Year Ended December 31, 2022
	Class A	Class B
Allocation of net income	$15,386,968	$3,846,742
Weighted average shares outstanding, basic and diluted	42,500,000	10,625,000
Basic and diluted net income per share	$0.36	$0.36

	Year Ended December 31, 2021
	Class A	Class B
Allocation of net loss	$(193,470)	$(58,163)
Weighted average shares outstanding, basic and diluted	35,224,658	10,589,629
Basic and diluted net loss per share	$(0.01)	$(0.01)